UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.): 	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Steward Capital Management
Address: 355 south Old Woodward, Suite 200
	 Birmingham, MI  48009


Form 13F File Number:  28-04246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Portfolio Manager
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Birmingham, MI		4/20/2009
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 56

Form 13F Information Table Value Total: 74,580 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION BLIZZARD INC        COM              00507V109      827 78972.002SH       SOLE                78222.000           750.002
AFFILIATED MANAGERS GROUP      COM              008252108     1330 31875.000SH       SOLE                31600.000           275.000
ALLSTATE CORPORATION           COM              020002101      970 50650.000SH       SOLE                50650.000
AMERICAN INTERNATIONAL GROUP C COM              026874107       17 16635.000SH       SOLE                16535.000           100.000
APPLE INC                      COM              037833100     1417 13475.000SH       SOLE                13325.000           150.000
AT&T Inc.                      COM              00206R102     1195 47400.000SH       SOLE                47250.000           150.000
BANK OF AMERICA CORP           COM              060505104     1493 218857.000SH      SOLE               218150.000           707.000
BERKSHIRE HATHAWAY INC CL-A    COM              084670108     2168   25.000 SH       SOLE                   25.000
CHESAPEAKE ENERGY CORP         COM              165167107     2116 124000.000SH      SOLE               124000.000
COMERICA INC COM               COM              200340107     1530 83525.000SH       SOLE                83250.000           275.000
CONOCOPHILLIPS                 COM              20825C104      850 21700.000SH       SOLE                21550.000           150.000
DOMINOS PIZZA INC              COM              25754A201      780 119000.000SH      SOLE               119000.000
ENERGEN CORP                   COM              29265N108      571 19600.000SH       SOLE                19600.000
ENSCO INTERNATIONAL INC        COM              26874Q100      964 36500.000SH       SOLE                36500.000
FANNIE MAE                     COM              313586109      709 1012470.000SH     SOLE               997470.000         15000.000
FLAGSTAR BANCORP INC           COM              337930101       19 24900.000SH       SOLE                24900.000
FORD MOTOR COMPANY             COM              345370860      540 205147.000SH      SOLE               205147.000
FORTUNE BRANDS INC             COM              349631101     1047 42645.000SH       SOLE                42360.000           285.000
GENERAL ELEC CO COM            COM              369604103     1929 190750.000SH      SOLE               188675.000          2075.000
GOLDMAN SACHS GROUP INC        COM              38141G104     1994 18800.000SH       SOLE                18800.000
GOOGLE                         COM              38259P508     1219 3500.000 SH       SOLE                 3500.000
INTERCONTINENTAL EXCHANGE INC  COM              45865V100     1229 16500.000SH       SOLE                16500.000
JOHNSON & JOHNSON COM          COM              478160104      229 4336.000 SH       SOLE                 4336.000
KRAFT FOODS INC-A              COM              50075n104      380 17034.000SH       SOLE                17034.000
LAS VEGAS SANDS CORP           COM              517834107      822 273000.000SH      SOLE               273000.000
MERCK & CO INC COM             COM              589331107     1189 44425.000SH       SOLE                44050.000           375.000
MGM MIRAGE                     COM              552953101      175 75000.000SH       SOLE                75000.000
MICROSOFT CORP COM             COM              594918104      970 52775.000SH       SOLE                50175.000          2600.000
MOODY'S CORP                   COM              615369105      402 17500.000SH       SOLE                17500.000
NOBLE CORP                     COM              G65422100     2054 85250.000SH       SOLE                85000.000           250.000
NUCOR CORP                     COM              670346105     1142 29905.000SH       SOLE                29905.000
RESEARCH IN MOTION             COM              760975102     1313 30435.000SH       SOLE                30285.000           150.000
REYNOLDS AMERICAN INC          COM              761713106     1122 31300.000SH       SOLE                31200.000           100.000
SPRINT CORP                    COM              852061100     1486 416150.000SH      SOLE               415350.000           800.000
SUN MICROSYSTEMS INC           COM              866810203      551 75250.000SH       SOLE                75250.000
ZIMMER HOLDINGS INC            COM              98956P102      977 26750.000SH       SOLE                26750.000
RUSSELL 1000 INDEX                              464287622     5780   133624 SH       SOLE                    32974            100650
RUSSELL 1000 VALUE INDEX FUND                   464287598     5251   128845 SH       SOLE                     5090            123755
RUSSELL 2000 SMALL CAP INDEX F                  464287655     1517    36068 SH       SOLE                    14818             21250
RUSSELL 2000 VALUE INDEX FUND                   464287630      690    17465 SH       SOLE                    13565              3900
RUSSELL MIDCAP INDEX FUND                       464287499     7026   130069 SH       SOLE                     8689            121380
RUSSELL MIDCAP VALUE INDEX FUN                  464287473     2327    97125 SH       SOLE                    13750             83375
S&P 500 BARRA VALUE INDEX FUND                  464287408      980    26325 SH       SOLE                    26325
S&P MIDCAP 400                                  464287507      808    16600 SH       SOLE                    16600
S&P MIDCAP 400/BARRA VALUE                      464287705      774    17546 SH       SOLE                    17546
ULTRA BASIC MATERIALS PROSHARE                  74347R776     1198   100000 SH       SOLE                                     100000
ULTRA DOW30 PROSHARES                           74347R305     2332   100000 SH       SOLE                                     100000
ULTRA FINANCIALS PROSHARES                      74347R743      783   300000 SH       SOLE                                     300000
ULTRA OIL & GAS PROSHARES                       74347R586      322    15000 SH       SOLE                    15000
ULTRA RUSSELL 2000 VALUE PROSH                  74347R479      541    50000 SH       SOLE                                      50000
ULTRA S&P500 PROSHARES                          74347R883      494    25000 SH       SOLE                    25000
DFA U.S. LARGE CAP VALUE FUND                   233203827     1119 101658.219SH      SOLE                28167.584         73490.635
DFA U.S. MICRO CAP FUND                         233203504      138 19706.347SH       SOLE                17576.927          2129.420
DFA U.S. SMALL CAP VALUE FUND                   233203819     1459 119471.023SH      SOLE                20929.968         98541.055
MUNROS EUROPEAN MICROCAP FUND  FE                             1253  2500000 SH       SOLE                                    2500000
MUNROS EUROPEAN SMALLCAP FUND  FE                             2088  4000000 SH       SOLE                                    4000000